INTEREST AND ACCRETION EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INTEREST AND ACCRETION EXPENSE
Interest on lease liabilities	$ 529	$ 160
Other	708	898
Interest expense	22,549	5,898
Accretion of site closure provisions	3,066	504
Deferred revenue (note 16)	24,947	489
Accretion expense	32,934	993
Interest and accretion expense	55,483	6,891
Credit Facility
INTEREST AND ACCRETION EXPENSE
Interest expense on borrowings	13,767	$ 4,840
Accretion of site closure provisions	330
Convertible notes
INTEREST AND ACCRETION EXPENSE
Interest expense on borrowings	7,545
Accretion of site closure provisions	$ 4,591